Goodwill and Other Intangibles - Additional Information (Detail) $ in Billions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Amount of capital	$ 15.4
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Observable terminal multiples of comparable financial institutions	9
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Observable terminal multiples of comparable financial institutions	14
Goodwill and impairment testing [member] | Terminal multiple [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years